UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2890

Fidelity Phillips Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2012

Item 1. Reports to Stockholders

Fidelity®

U.S. Government Reserves

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes /Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.17%	$ 1,000.00	$ 1,000.10	$ .85**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.15	$ .86**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio would have been ..32% and the expenses paid in the actual and hypothetical examples above would have been $1.60 and $1.62, respectively.

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/12	% of fund's investments 11/30/11	% of fund's investments 5/31/11
1 - 7	61.5	54.1	50.0
8 - 30	3.9	13.5	10.6
31 - 60	5.3	5.7	11.1
61 - 90	2.7	6.4	9.5
91 - 180	15.3	9.4	10.4
> 180	11.3	10.9	8.4
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/12	11/30/11	5/31/11
Fidelity® U.S. Government Reserves	56 Days	54 Days	48 Days
Government Retail Money Market Funds Average*	48 Days	47 Days	43 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/12	11/30/11	5/31/11
Fidelity U.S. Government Reserves	61 Days	67 Days	84 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Treasury Debt 8.6%	Treasury Debt 9.5%
Government Agency Debt† 30.9%	Government Agency Debt† 41.8%
Repurchase Agreements 60.6%	Repurchase Agreements 49.5%
Net Other Assets (Liabilities)** (0.1)%	Net Other Assets (Liabilities)** (0.8)%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Current and Historical Seven-Day Yields
	5/31/12	2/29/12	11/29/11	8/30/11	5/31/11

Fidelity U.S. Government Reserves	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2012, the most recent period shown in the table, would have been (0.12)%.

Semiannual Report

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Treasury Debt - 8.6%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bills
10/4/12 to 10/11/12	0.14 to 0.15%	$ 33,500	$ 33,482
U.S. Treasury Notes
8/15/12 to 2/28/13	0.10 to 0.21	184,000	185,108
TOTAL TREASURY DEBT			218,590
Government Agency Debt - 30.9%

Federal Agencies - 25.7%
Fannie Mae
7/26/12 to 2/26/13	0.17 to 0.50 (c)	66,000	66,161
Federal Farm Credit Bank
11/29/12 to 12/24/12	0.18 to 0.19 (c)	9,000	9,023
Federal Home Loan Bank
7/30/12 to 2/27/13	0.16 to 0.35 (c)	401,000	401,218
Freddie Mac
8/10/12 to 12/28/12	0.10 to 0.20 (c)	175,000	175,391
			651,793
Other Government Related - 5.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

7/6/12	0.18 (b)	4,000	3,999
7/11/12	0.18 (b)	10,000	9,998
7/12/12	0.18 (b)	5,310	5,309
7/12/12	0.18 (b)	2,000	2,000
7/13/12	0.18 (b)	2,000	2,000
7/16/12	0.18 (b)	8,000	7,998
7/23/12	0.18 (b)	13,000	12,997
7/23/12	0.18 (b)	40,000	39,991
7/26/12	0.18 (b)	9,000	8,998
7/30/12	0.18 (b)	26,000	25,993
8/9/12	0.18 (b)	5,000	4,998
8/23/12	0.18 (b)	7,000	6,997
			131,278
TOTAL GOVERNMENT AGENCY DEBT			783,071
Government Agency Repurchase Agreement - 60.6%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.24% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	$ 1,123,268	$ 1,123,260
With:
Barclays Capital, Inc. at:
0.19%, dated:
5/16/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $66,397,427, 3.5% - 5.5%, 10/1/30 - 4/1/42)	65,010	65,000
5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $135,662,148, 2.68% - 7%, 12/1/19 - 6/1/42)	133,005	133,000
0.2%, dated:
3/22/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $8,163,219, 2.5% - 6.5%, 6/1/20 - 5/1/42)	8,004	8,000
3/23/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $4,086,277, 3% - 6.5%, 10/1/25 - 5/1/42)	4,002	4,000
Credit Suisse Securities (USA) LLC at:
0.19%, dated 5/25/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $9,183,792, 4%, 11/20/40)	9,000	9,000
0.2%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Treasury Obligations valued at $8,239,820, 4% - 4.38%, 11/15/39 - 11/20/40)	8,000	8,000
Goldman Sachs & Co. at 0.2%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $12,240,068, 4%, 11/1/41)	12,000	12,000
ING Financial Markets LLC at 0.2%, dated:
5/3/12 due 6/4/12 (Collateralized by U.S. Government Obligations valued at $17,490,851, 3% - 6%, 2/1/26 - 6/1/41)	17,003	17,000
5/10/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $23,462,749, 2.38% - 5.85%, 2/1/26 - 7/1/41)	23,004	23,000
5/16/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $9,270,625, 3% - 4%, 2/1/26 - 8/15/41)	9,002	9,000
5/23/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $2,062,744, 4%, 8/25/38)	2,000	2,000
RBC Capital Markets Corp. at 0.19%, dated 5/25/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $7,210,266, 3.5% - 4.5%, 10/15/40 - 6/25/42)	7,001	7,000
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
UBS Securities LLC at:
0.2%, dated 5/25/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $19,380,754, 3%, 4/1/22)	$ 19,003	$ 19,000
0.22%, dated 5/22/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $98,946,047, 5%, 5/1/36)	97,035	97,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		1,536,260
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,537,921)		2,537,921
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,351)
NET ASSETS - 100%		$ 2,535,570
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $131,278,000, or 5.2% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,123,260,000 due 6/01/12 at 0.24%
Deutsche Bank Securities, Inc.	$ 76,873
J.P. Morgan Securities, Inc.	61,552
Mizuho Securities USA, Inc.	984,835
$ 1,123,260
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2012 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $1,536,260) - See accompanying schedule: Unaffiliated issuers (cost $2,537,921)		$ 2,537,921
Receivable for investments sold		12,495
Receivable for fund shares sold		5,235
Interest receivable		1,452
Prepaid expenses		1
Total assets		2,557,104

Liabilities
Payable for investments purchased	$ 12,358
Payable for fund shares redeemed	8,775
Accrued management fee	357
Other affiliated payables	23
Other payables and accrued expenses	21
Total liabilities		21,534

Net Assets		$ 2,535,570
Net Assets consist of:
Paid in capital		$ 2,535,565
Accumulated undistributed net realized gain (loss) on investments		5
Net Assets, for 2,535,129 shares outstanding		$ 2,535,570
Net Asset Value, offering price and redemption price per share ($2,535,570 ÷ 2,535,129 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)
Investment Income
Interest		$ 2,300

Expenses
Management fee	$ 2,185
Transfer agent fees	1,800
Accounting fees and expenses	120
Custodian fees and expenses	6
Independent trustees' compensation	5
Registration fees	34
Audit	20
Legal	4
Miscellaneous	9
Total expenses before reductions	4,183
Expense reductions	(2,013)	2,170
Net investment income (loss)		130
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7
Net increase in net assets resulting from operations		$ 137

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012 (Unaudited)	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130	$ 269
Net realized gain (loss)	7	23
Net increase in net assets resulting from operations	137	292
Distributions to shareholders from net investment income	(130)	(269)
Distributions to shareholders from net realized gain	(26)	(337)
Total distributions	(156)	(606)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	479,756	1,419,437
Reinvestment of distributions	155	603
Cost of shares redeemed	(593,603)	(1,619,863)
Net increase (decrease) in net assets and shares resulting from share transactions	(113,692)	(199,823)
Total increase (decrease) in net assets	(113,711)	(200,137)

Net Assets
Beginning of period	2,649,281	2,849,418
End of period	$ 2,535,570	$ 2,649,281

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2012	Years ended November 30,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.005	.027	.049
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.005	.027	.049
Distributions from net investment income	- E	- E	- E	(.005)	(.027)	(.049)
Distributions from net realized gain	- E	- E	- E	-	-	-
Total distributions	- E	- E	- E	(.005)	(.027)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.02%	.01%	.49%	2.71%	5.02%
Ratios to Average Net Assets D
Expenses before reductions	.32% A	.33%	.32%	.34%	.34%	.37%
Expenses net of fee waivers, if any	.17% A	.19%	.28%	.34%	.34%	.37%
Expenses net of all reductions	.17% A	.19%	.28%	.34%	.34%	.36%
Net investment income (loss)	.01% A	.01%	.01%	.50%	2.62%	4.90%
Supplemental Data
Net assets, end of period (in millions)	$ 2,536	$ 2,649	$ 2,849	$ 4,012	$ 4,716	$ 3,472

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity U.S. Government Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 2,537,921

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Operating Policies - continued

Repurchase Agreements - continued

Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $8,882. The weighted average interest rate was .01% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $692 or an annualized rate of .05% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .14% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC),an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $2,013.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

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FUS-USAN-0712
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Fidelity®

Cash Reserves

Semiannual Report

May 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2011 to May 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value December 1, 2011	Ending Account Value May 31, 2012	Expenses Paid During Period* December 1, 2011 to May 31, 2012
Actual	.38%	$ 1,000.00	$ 1,000.10	$ 1.90
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.10	$ 1.92

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 5/31/12	% of fund's investments 11/30/11	% of fund's investments 5/31/11
1 - 7	25.8	30.3	23.8
8 - 30	30.0	22.2	22.3
31 - 60	12.0	17.9	16.7
61 - 90	10.9	15.3	16.1
91 - 180	15.3	8.3	16.8
> 180	6.0	6.0	4.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	5/31/12	11/30/11	5/31/11
Fidelity Cash Reserves	54 Days	51 Days	54 Days
All Taxable Money Market Funds Average*	46 Days	43 Days	45 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	5/31/12	11/30/11	5/31/11
Fidelity Cash Reserves	90 Days	92 Days	102 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of May 31, 2012	As of November 30, 2011
Certificates of Deposit 38.3%	Certificates of Deposit 45.0%
Commercial Paper 18.0%	Commercial Paper 17.1%
Variable Rate Demand Notes (VRDNs) 0.8%	Variable Rate Demand Notes (VRDNs) 1.0%
Other Notes 3.1%	Other Notes 5.3%
Treasury Debt 18.2%	Treasury Debt 8.1%
Government Agency Debt † 3.0%	Government Agency Debt† 4.4%
Insurance Company Funding Agreements 0.2%	Insurance Company Funding Agreements 0.1%
Other Instruments 1.2%	Other Instruments 0.2%
Repurchase Agreements 17.1%	Repurchase Agreements 20.3%
Net Other Assets (Liabilities) 0.1%	Net Other Assets (Liabilities)** (1.5)%

** Net Other Assets (Liabilities) are not included in the pie chart.
† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.
Current and Historical Seven-Day Yields
	5/31/12	2/29/12	11/29/11	8/30/11	5/31/11
Fidelity Cash Reserves	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending May 31, 2012, the most recent period shown in the table, would have been 0.00%.

* Source: iMoneyNet, Inc.

Semiannual Report

Investments May 31, 2012

Showing Percentage of Net Assets

Certificate of Deposit - 38.3%
	Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.9%
Branch Banking & Trust Co.
10/22/12 to 11/1/12	0.42%	$ 605,000	$ 605,000
Citibank NA
7/9/12 to 7/10/12	0.40	943,000	943,000
State Street Bank & Trust Co., Boston
8/31/12	0.28	688,000	688,000
			2,236,000
London Branch, Eurodollar, Foreign Banks - 4.8%
Australia & New Zealand Banking Group Ltd.
6/6/12	0.61	228,000	228,000
ING Bank NV
6/1/12	0.40	1,015,000	1,015,000
National Australia Bank Ltd.
9/10/12 to 11/29/12	0.35 to 0.40 (d)	4,272,000	4,272,000
			5,515,000
New York Branch, Yankee Dollar, Foreign Banks - 31.6%
Bank of Montreal Chicago CD Program
9/26/12 to 6/6/13	0.39 to 0.56 (d)	1,970,000	1,970,000
Bank of Nova Scotia
6/22/12 to 4/15/13	0.31 to 0.62 (d)	4,964,000	4,964,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
8/10/12 to 11/14/12	0.42 to 0.50 (d)	4,374,000	4,374,000
Canadian Imperial Bank of Commerce
9/24/12 to 6/17/13	0.41 to 0.56 (d)	2,726,000	2,726,000
Mitsubishi UFJ Trust & Banking Corp.
7/18/12 to 8/20/12	0.43	704,000	704,000
Mizuho Corporate Bank Ltd.
6/5/12 to 8/6/12	0.18 to 0.40	1,525,000	1,525,000
National Bank Canada
7/6/12 to 2/4/13	0.35 to 0.57 (d)	1,102,000	1,102,000
Nordea Bank Finland PLC
6/15/12 to 8/24/12	0.30 to 0.35	885,000	885,000
Rabobank Nederland New York Branch
6/1/12 to 6/14/12	0.29 to 0.50 (d)	2,951,000	2,951,000
Royal Bank of Canada
12/7/12 to 5/31/13	0.54 to 0.83 (d)	1,635,000	1,635,000
Certificate of Deposit - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Canada New York Branch
6/6/13	0.52% (d)	$ 750,000	$ 749,831
Royal Bank of Scotland PLC Connecticut Branch
6/27/12	0.40	1,072,000	1,072,000
Societe Generale
6/1/12	0.35	798,000	798,000
Sumitomo Mitsui Banking Corp.
6/2/12 to 9/24/12	0.38 to 0.40 (d)	5,040,000	5,040,000
Sumitomo Trust & Banking Co. Ltd.
7/9/12 to 8/21/12	0.41 to 0.45	2,615,000	2,615,000
Svenska Handelsbanken, Inc.
7/19/12	0.27	130,000	130,001
Toronto-Dominion Bank
8/10/12 to 2/4/13	0.44 to 0.57 (d)	1,037,000	1,037,000
UBS AG
6/22/12	0.35	2,071,000	2,071,000
			36,348,832
TOTAL CERTIFICATE OF DEPOSIT			44,099,832
Financial Company Commercial Paper - 13.2%

Barclays Bank PLC
6/14/12 to 8/9/12	0.70 to 1.00 (b)	602,000	602,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
8/15/12	0.40	119,000	118,901
BNP Paribas Finance, Inc.
6/4/12	0.37	1,186,000	1,185,963
BP Capital Markets PLC
6/8/12	0.25	197,000	196,990
Citigroup Funding, Inc.
6/8/12 to 7/2/12	0.50	3,141,000	3,140,072
Commonwealth Bank of Australia
6/4/12 to 11/27/12	0.29 to 0.62 (d)	1,247,000	1,246,878
DNB Bank ASA
6/11/12 to 9/18/12	0.30 to 0.40	1,383,000	1,382,115
Financial Company Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
JPMorgan Chase & Co.
8/1/12 to 9/12/12	0.29 to 0.30% (d)	$ 2,440,000	$ 2,439,074
Mitsubishi UFJ Trust & Banking Corp.
8/31/12	0.45	121,000	120,862
Rabobank USA Financial Corp.
6/6/12	0.37	206,000	205,989
Skandinaviska Enskilda Banken AB
8/10/12 to 8/17/12	0.50	1,165,000	1,163,816
Svenska Handelsbanken, Inc.
6/15/12	0.32	80,000	79,990
Swedbank AB
6/15/12 to 6/21/12	0.32	610,000	609,905
Toronto Dominion Holdings (USA)
7/31/12 to 8/10/12	0.28 to 0.57	673,000	672,639
Toyota Motor Credit Corp.
6/25/12	0.30	250,000	249,950
UBS Finance, Inc.
6/28/12	0.30	1,740,000	1,739,609
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER			15,154,753
Asset Backed Commercial Paper - 3.1%

Ciesco LP (Citibank NA Guaranteed)

6/21/12	0.37	53,000	52,989
6/25/12	0.38	331,000	330,916
6/26/12	0.37	40,000	39,990
7/2/12	0.38	316,000	315,897
7/5/12	0.40	50,000	49,981
7/6/12	0.38	212,000	211,922
Govco, Inc. (Liquidity Facility Citibank NA)

6/1/12	0.37	195,000	195,000
6/4/12	0.37	138,000	137,996
6/11/12	0.37	54,000	53,994
6/13/12	0.37	110,000	109,986
6/15/12	0.37	55,000	54,992
6/18/12	0.37	137,000	136,976
6/22/12	0.37	207,000	206,955
Asset Backed Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Govco, Inc. (Liquidity Facility Citibank NA) - continued
6/29/12	0.38%	$ 137,000	$ 136,960
7/2/12	0.39	82,000	81,972
7/3/12	0.39	132,000	131,954
7/6/12	0.40	159,000	158,938
Windmill Funding Corp. (Royal Bank of Scotland PLC Guaranteed)

6/11/12	0.31 (b)	95,088	95,080
6/12/12	0.31 (b)	60,000	59,994
6/12/12	0.31 (b)	90,000	89,991
6/13/12	0.31 (b)	75,000	74,992
6/13/12	0.31 (b)	75,000	74,992
6/13/12	0.31 (b)	61,000	60,994
6/21/12	0.35 (b)	75,000	74,985
6/21/12	0.35 (b)	75,000	74,985
6/21/12	0.35 (b)	75,000	74,985
6/21/12	0.35 (b)	29,000	28,994
6/22/12	0.35 (b)	50,000	49,990
6/22/12	0.35 (b)	50,000	49,990
6/22/12	0.35 (b)	32,000	31,993
6/25/12	0.35 (b)	33,000	32,992
6/25/12	0.35 (b)	75,000	74,982
6/25/12	0.35 (b)	75,000	74,982
6/28/12	0.35 (b)	50,000	49,987
6/28/12	0.35 (b)	75,000	74,980
6/28/12	0.35 (b)	15,000	14,996
TOTAL ASSET BACKED COMMERCIAL PAPER			3,572,302
Other Commercial Paper - 1.7%

Comcast Corp.
6/8/12	0.45	36,000	35,997
Devon Energy Corp.
7/2/12	0.44 (d)	569,000	569,000
Ecolab, Inc.
7/2/12	0.52 (d)	381,000	381,000
Sempra Global
6/29/12	0.42	74,000	73,976
Other Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Texas Instruments International Management Co. S.a.r.L.
7/9/12	0.43%	$ 43,000	$ 42,981
Verizon Communications, Inc.
6/18/12	0.42	23,000	22,995
Viacom, Inc.
6/8/12 to 6/25/12	0.42 to 0.44	236,000	235,962
Virginia Electric & Power Co.
6/21/12	0.40	25,000	24,994
Xerox Corp.
6/6/12 to 6/29/12	0.63 to 0.68	539,000	538,867
TOTAL OTHER COMMERCIAL PAPER			1,925,772
Treasury Debt - 18.2%

U.S. Treasury Obligations - 18.2%
U.S. Treasury Bills
9/13/12 to 11/23/12	0.15	9,316,880	9,311,514
U.S. Treasury Notes
8/15/12 to 6/15/13	0.10 to 0.24	11,578,770	11,657,700
TOTAL TREASURY DEBT			20,969,214
Other Note - 3.1%

Medium-Term Notes - 3.1%
Royal Bank of Canada
5/31/13 to 6/14/13	0.52 to 0.72 (b)(d)	2,050,000	2,050,000
6/6/13	0.52 (d)	376,000	375,915
Westpac Banking Corp.
6/8/12 to 6/14/12	0.58 (b)(d)	1,194,000	1,194,000
TOTAL OTHER NOTE			3,619,915
Variable Rate Demand Note - 0.8%
	Yield (a)	Principal Amount (000s)	Value (000s)
Arizona - 0.0%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 B, LOC Bank of America NA, VRDN
6/7/12	0.26% (d)	$ 16,300	$ 16,300
California - 0.1%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
6/7/12	0.19 (d)	70,000	70,000
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
6/7/12	0.16 (d)(e)	12,500	12,500
			82,500
District Of Columbia - 0.0%
District of Columbia Rev. (George Washington Univ. Proj.) Series 1999 B, LOC Bank of America NA, VRDN
6/7/12	0.27 (d)	19,115	19,115
Florida - 0.0%
USF Fing. Corp. Ctfs. of Prtn. Series 2007, LOC JPMorgan Chase Bank, VRDN
6/7/12	0.19 (d)	21,880	21,880
Michigan - 0.0%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, LOC JPMorgan Chase Bank, VRDN
6/7/12	0.18 (d)	47,900	47,900
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D3, LOC Bank of America NA, VRDN
6/7/12	0.20 (d)	53,015	53,015
New York - 0.4%
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 C, LOC Bank of America NA, VRDN
6/7/12	0.20 (d)	115,150	115,150
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1998 A, LOC Fannie Mae, VRDN
6/7/12	0.18 (d)(e)	30,800	30,800
New York Hsg. Fin. Agcy. Rev. (101 West End Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
6/7/12	0.18 (d)(e)	52,850	52,850
New York Hsg. Fin. Agcy. Rev. (55 West 25th Street Hsg. Proj.) Series 2005 A, LOC Fannie Mae, VRDN
6/7/12	0.18 (d)(e)	105,400	105,400
Variable Rate Demand Note - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev. (66 West 38th Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
6/7/12	0.18% (d)(e)	$ 44,300	$ 44,300
New York Metropolitan Trans. Auth. Rev. Series 2011 B, LOC Bank of America NA, VRDN
6/7/12	0.17 (d)	97,560	97,560
			446,060
Non State Specific - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
6/7/12	0.21 (d)	181,000	181,000
North Carolina - 0.0%
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, LOC Bank of America NA, VRDN
6/7/12	0.21 (d)	34,650	34,650
Pennsylvania - 0.0%
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, LOC Bank of America NA, VRDN
6/7/12	0.18 (d)	40,070	40,070
Texas - 0.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, LOC JPMorgan Chase Bank, VRDN
6/7/12	0.21 (d)(e)	25,200	25,200
TOTAL VARIABLE RATE DEMAND NOTE			967,690
Government Agency Debt - 3.0%

Federal Agencies - 0.7%
Federal Home Loan Bank
11/6/12	0.25	50,000	49,995
Freddie Mac
8/10/12	0.20 (d)	750,000	749,927
			799,922
Other Government Related - 2.3%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)

6/28/12	0.18 (c)	80,263	80,253
7/3/12	0.18 (c)	135,000	134,982
7/6/12	0.18 (c)	141,000	140,978
7/6/12	0.18 (c)	35,088	35,083
7/6/12	0.18 (c)	220,000	219,966
Government Agency Debt - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank) - continued
7/9/12	0.18% (c)	$ 186,000	$ 185,970
7/9/12	0.18 (c)	82,000	81,987
7/9/12	0.18 (c)	60,000	59,990
7/13/12	0.18 (c)	94,000	93,982
7/13/12	0.18 (c)	62,000	61,988
7/13/12	0.18 (c)	49,000	48,990
7/16/12	0.18 (c)	375,000	374,925
7/19/12	0.18 (c)	288,447	288,382
7/23/12	0.18 (c)	318,000	317,925
7/24/12	0.18 (c)	106,064	106,039
7/26/12	0.18 (c)	305,000	304,921
8/9/12	0.18 (c)	175,000	174,942
			2,711,303
TOTAL GOVERNMENT AGENCY DEBT			3,511,225
Insurance Company Funding Agreement - 0.2%

Medium-Term Notes - 0.2%
Metropolitan Life Insurance Co.
7/20/12	0.80 (d)(f)	175,000	175,000
Other Instrument - 1.2%

Asset-Backed Securities - 0.0%
GE Equipment Small Ticket LLC
11/21/12	0.50 (b)	9,527	9,527
Harley-Davidson Motor Trust
11/15/12	0.38	795	795
Volkswagen Auto Lease Trust
11/20/12	0.46	5,888	5,888
			16,210
Other Instrument - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Time Deposits - 1.2%
Lloyds TSB Bank PLC
6/7/12	0.20%	$ 1,328,000	$ 1,328,000
TOTAL OTHER INSTRUMENT			1,344,210
Government Agency Repurchase Agreement - 2.8%
	Maturity Amount (000s)
In a joint trading account at 0.24% dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations) #	$ 463	463
With:
Barclays Capital, Inc. at 0.2%, dated:
3/22/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $362,780,857, 3% - 7.5%, 9/1/18 - 12/1/48)	355,178	355,000
3/23/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $191,834,574, 2.27% - 7%, 6/1/20 - 5/1/42)	188,094	188,000
Credit Suisse Securities (USA) LLC at:
0.19%, dated 5/25/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $401,894,076, 4% - 5%, 8/20/41 - 2/20/42)	394,015	394,000
0.2%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $392,700,093, 4% - 5%, 6/15/39 - 3/20/42)	385,015	385,000
Goldman Sachs & Co. at 0.2%, dated 5/31/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $572,223,180, 2.28% - 7%, 4/1/19 - 6/1/42)	561,022	561,000
ING Financial Markets LLC at 0.2%, dated:
5/16/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $413,423,897, 0% - 6%, 8/15/13 - 7/25/48)	402,074	402,000
5/23/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $116,903,923, 0% - 5.76%, 5/25/18 - 6/1/46)	114,019	114,000
UBS Securities LLC at 0.2%, dated 5/25/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $899,674,987, 3.5% - 4.5%, 9/20/41 - 5/20/42)	882,137	882,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT		3,281,463
Other Repurchase Agreement - 14.3%
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - 14.3%
With:
Barclays Capital, Inc. at:
0.38%, dated 5/29/12 due 6/5/12 (Collateralized by Equity Securities valued at $143,644,550)	$ 133,010	$ 133,000
0.47%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $208,442,722, 0% - 15%, 7/15/12 - 10/15/33)	193,003	193,000
0.62%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $212,389,716, 0.63% - 5.25%, 5/1/13 - 8/15/37)	198,003	198,000
BNP Paribas Securities Corp. at 0.3%, dated 5/25/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $60,903,553, 0.67% - 6.25%, 9/16/13 - 1/21/42)	58,003	58,000
Credit Suisse Securities (USA) LLC at:
0.25%, dated 5/29/12 due 6/5/12 (Collateralized by U.S. Government Obligations valued at $215,273,123, 0% - 10.5%, 1/1/17 - 1/1/41)	209,010	209,000
0.31%, dated 5/30/12 due 6/6/12 (Collateralized by Equity Securities at $448,216,546)	415,025	415,000
0.75%, dated 5/25/12 due 7/24/12 (Collateralized by Commercial Paper Obligations valued at $107,160,691, 6/21/12)	102,128	102,000
0.87%, dated:
4/12/12 due 7/11/12 (Collateralized by Corporate Obligations valued at $441,161,793, 0.33% - 156.62%, 11/8/12 - 3/22/51)	408,887	408,000
5/10/12 due 8/8/12 (Collateralized by Corporate Obligations valued at $109,135,358, 0.38% - 7.06%, 7/25/34 - 2/10/51)	101,220	101,000
5/22/12 due 8/20/12 (Collateralized by Mortgage Loan Obligations valued at $109,105,498, 0.38% - 7%, 4/25/35 - 4/19/48)	101,220	101,000
0.9%, dated:
4/3/12 due 7/3/12 (Collateralized by Mortgage Loan Obligations valued at $109,239,157, 0.4% - 6%, 9/15/21 - 9/25/47)	101,230	101,000
4/18/12 due 7/18/12 (Collateralized by Corporate Obligations valued at $331,919,230, 0.35% - 8.85%, 5/15/17 - 2/10/51)	307,698	307,000
4/24/12 due 7/23/12 (Collateralized by Mortgage Loan Obligations valued at $218,361,799, 0% - 7.96%, 12/25/17 - 2/10/51)	202,455	202,000
5/1/12 due 8/1/12 (Collateralized by Corporate Obligations valued at $440,663,801, 1% - 6%, 4/15/12 - 5/15/37)	408,938	408,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
ING Financial Markets LLC at 0.34%, dated:
5/16/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $55,657,961, 1.95% - 8.48%, 9/1/13 - 6/30/66)	$ 53,015	$ 53,000
5/23/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $55,659,441, 1.8% - 8.88%, 3/15/13 - 10/1/46)	53,015	53,000
J.P. Morgan Clearing Corp. at:
0.34%, dated 5/31/12 due 6/1/12 (Collateralized by Equity Securities valued at $709,789,449)	653,006	653,000
0.64%, dated 4/23/12 due 7/20/12 (Collateralized by Equity Securities valued at $145,654,777)	134,210	134,000
0.87%, dated 4/23/12 due 10/19/12 (Collateralized by Equity Securities valued at $292,398,400)	270,164	269,000
1.05%, dated 1/23/12 due 7/23/12 (Collateralized by Corporate Obligations valued at $592,409,475, 1% - 7.25%, 4/15/12 - 5/15/37)	547,893	545,000
J.P. Morgan Securities, Inc. at:
0.27%, dated 5/31/12 due 6/1/12 (Collateralized by U.S. Government Obligations valued at $1,292,341,863, 2.5% - 7%, 11/1/14 - 6/1/47)	1,267,010	1,267,000
0.49%, dated 5/18/12 due 6/18/12 (Collateralized by Mortgage Loan Obligations valued at $287,331,148, 0% - 54.5%, 9/25/21 - 12/10/49)	266,112	266,000
0.95%, dated 3/26/12 due 9/21/12 (Collateralized by Mortgage Loan Obligations valued at $203,394,511, 0% - 12.37%, 1/25/32 - 8/14/48)	188,888	188,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.32%, dated 5/31/12 due 6/1/12 (Collateralized by Equity Securities valued at $2,592,023,211)	2,400,021	2,400,000
0.67%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $2,106,017,324, 0% - 113.07%, 11/8/12 - 8/15/56)	1,950,036	1,950,000
Mizuho Securities USA, Inc. at:
0.3%, dated 5/31/12 due 6/1/12 (Collateralized by Corporate Obligations valued at $414,672,617, 0% - 9.22%, 11/15/12 - 6/15/42)	400,003	400,000
0.34%, dated 5/31/12 due 6/1/12 (Collateralized by Equity Securities valued at $1,188,011,267)	1,100,010	1,100,000
0.35%, dated 5/31/12 due 6/1/12 (Collateralized by Equity Securities valued at $922,137,871)	858,008	858,000
0.43%, dated 5/23/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $197,421,222, 0.4% - 5.25%, 11/21/12 - 12/15/37)	188,067	188,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
RBC Capital Markets Co. at:
0.28%, dated 5/30/12 due 6/6/12 (Collateralized by U.S. Government Obligations valued at $86,521,346, 0% - 31.56%, 12/25/14 - 5/25/42)	$ 84,005	$ 84,000
0.62%, dated 4/4/12 due 6/7/12 (Collateralized by Mortgage Loan Obligations valued at $111,799,433, 0% - 6%, 12/1/24 - 2/12/51)	104,165	104,000
0.64%, dated 3/12/12 due 6/7/12 (Collateralized by Corporate Obligations valued at:
$116,794,726, 0% - 13.24%, 9/14/12 - 9/25/47)	109,178	109,000
$46,289,157, 0.67% - 13%, 8/1/13 - 6/15/43)	43,070	43,000
RBS Securities, Inc. at:
0.61%, dated 5/30/12 due 6/6/12 (Collateralized by Mortgage Loan Obligations valued at $1,203,711,852, 0% - 22.94%, 10/25/12 - 8/15/56)	1,118,133	1,118,000
0.66%, dated 5/11/12 due 6/7/12 (Collateralized by U.S. Government Obligations valued at $273,054,457, 0% - 7.74%, 5/25/19 - 2/25/43)	265,151	265,000
0.85%, dated 5/18/12 due 6/18/12 (Collateralized by U.S. Government Obligations valued at $547,097,980, 0% - 7.44%, 6/15/18 - 8/16/51)	531,389	531,000
Royal Bank of Scotland PLC at:
0.61%, dated 5/30/12 due 6/6/12 (Collateralized by Mortgage Loan Obligations valued at $344,743,472, 0% - 13.14%, 9/4/12 - 4/27/57)	320,038	320,000
0.66%, dated 5/11/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $286,305,471, 0.32% - 7.26%, 7/10/15 - 4/25/47)	265,151	265,000
UBS Securities LLC at:
0.47%, dated 4/9/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $145,901,120, 0.25% - 9%, 8/1/12 - 4/1/63)	135,106	135,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
UBS Securities LLC at:
0.5%, dated 4/23/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $116,703,180, 0% - 15%, 1/15/13 - 8/15/56)	$ 108,090	$ 108,000
0.51%, dated 5/21/12 due 6/7/12 (Collateralized by Corporate Obligations valued at $115,579,070, 1.63% - 7.5%, 3/1/14 - 10/15/39)	107,091	107,000
TOTAL OTHER REPURCHASE AGREEMENT		16,449,000
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $115,070,376)		115,070,376
NET OTHER ASSETS (LIABILITIES) - 0.1%		91,023
NET ASSETS - 100%		$ 115,161,399
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,020,411,000 or 4.4% of net assets.

(c) The Federal Financing Bank (FFB), an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury, has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $2,711,303,000, or 2.3% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,000,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.8%, 7/20/12	3/26/02	$ 175,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amount in thousands)
$463,000 due 6/01/12 at 0.24%
Deutsche Bank Securities, Inc.	$ 32
J.P. Morgan Securities, Inc.	25
Mizuho Securities USA, Inc.	406
$ 463
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	May 31, 2012

Assets
Investment in securities, at value (including repurchase agreements of $19,730,463) - See accompanying schedule: Unaffiliated issuers (cost $115,070,376)		$ 115,070,376
Receivable for investments sold		249,892
Receivable for fund shares sold		705,900
Interest receivable		73,443
Prepaid expenses		45
Other receivables		1,617
Total assets		116,101,273

Liabilities
Payable for investments purchased	$ 158,938
Payable for fund shares redeemed	743,354
Distributions payable	20
Accrued management fee	16,624
Other affiliated payables	19,040
Other payables and accrued expenses	1,898
Total liabilities		939,874

Net Assets		$ 115,161,399
Net Assets consist of:
Paid in capital		$ 115,160,253
Undistributed net investment income		12
Accumulated undistributed net realized gain (loss) on investments		1,134
Net Assets, for 115,133,100 shares outstanding		$ 115,161,399
Net Asset Value, offering price and redemption price per share ($115,161,399 ÷ 115,133,100 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2012

Investment Income
Interest		$ 234,236

Expenses
Management fee	$ 101,636
Transfer agent fees	114,701
Accounting fees and expenses	1,592
Custodian fees and expenses	630
Independent trustees' compensation	208
Registration fees	645
Audit	103
Legal	177
Interest	2
Miscellaneous	444
Total expenses before reductions	220,138
Expense reductions	(215)	219,923
Net investment income (loss)		14,313
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,134
Net increase in net assets resulting from operations		$ 15,447

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2012	Year ended November 30, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,313	$ 17,176
Net realized gain (loss)	1,134	3,609
Net increase in net assets resulting from operations	15,447	20,785
Distributions to shareholders from net investment income	(14,301)	(17,158)
Distributions to shareholders from net realized gain	-	(5,933)
Total distributions	(14,301)	(23,091)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	134,348,083	298,091,496
Reinvestment of distributions	14,121	22,930
Cost of shares redeemed	(138,743,142)	(297,556,441)
Net increase (decrease) in net assets and shares resulting from share transactions	(4,380,938)	557,985
Total increase (decrease) in net assets	(4,379,792)	555,679

Net Assets
Beginning of period	119,541,191	118,985,512
End of period (including undistributed net investment income of $12 and undistributed net investment income of $0, respectively)	$ 115,161,399	$ 119,541,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2012	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.008	.031	.050
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.001	.008	.031	.050
Distributions from net investment income	- E	- E	(.001)	(.008)	(.031)	(.050)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	- E	(.001)	(.008)	(.031)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.02%	.06%	.77%	3.12%	5.08%
Ratios to Average Net Assets D
Expenses before reductions	.38% A	.37%	.37%	.41%	.39%	.43%
Expenses net of fee waivers, if any	.38% A	.34%	.37%	.41%	.39%	.43%
Expenses net of all reductions	.38% A	.34%	.37%	.41%	.39%	.43%
Net investment income (loss)	.02% A	.01%	.06%	.77%	3.05%	4.97%
Supplemental Data
Net assets, end of period (in millions)	$ 115,161	$ 119,541	$ 118,986	$ 132,568	$ 135,058	$ 110,363

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2012

(Amounts in thousands except percentages)

1. Organization.

Fidelity Cash Reserves (the Fund) is a fund of Fidelity Phillips Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Semiannual Report

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 115,070,376

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase agreements whereby the Fund transfers securities to a counterparty who then agrees to transfer them back to the Fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, if any, are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. The Fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding, the Fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. The average balance during the period for which reverse repurchase agreements were outstanding subject to interest amounted to $146,276. The weighted average interest rate was .02% on such amounts. At period end, there were no reverse repurchase agreements outstanding.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The annualized group fee rate averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $33,963 or an annualized rate of .06% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .17% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $214.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Cash Reserves (a fund of Fidelity Phillips Street Trust) at May 31, 2012, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Cash Reserves's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2012 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 10, 2012

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions

and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CAS-USAN-0712
1.786809.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Phillips Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Phillips Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Phillips Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 20, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 20, 2012